DEFERRED CONSIDERATION - Summary of Deferred Consideration Liability (Details) - OddsJam - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jan. 31, 2026	Jun. 30, 2026
Reconciliation of changes in contingent liabilities recognised in business combination [abstract]
Balance at January 1, 2026	$ 39,853	$ 39,853
Settlement – 2025 performance amount (cash)		(3,852)
Unwinding of discount (Note 21)	$ 1,239	1,239
Early settlement – 30% of 2026 performance amount (cash)		(10,761)
Balance at June 30, 2026		$ 26,479
Percent of early settled liabilities		30.00%